Cover	May 14, 2024
Cover [Abstract]
Entity Registrant Name	FREEDOM HOLDINGS, INC. Aka Freedom Acquisition Corp
Entity Central Index Key	0001386044
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 14, 2024
Entity File Number	000-52952
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Entity Address Address Line 1	10524 Independence Ave
Entity Address City Or Town	Chatsworth
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91311
City Area Code	818
Local Phone Number	357-3155
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false